  As filed with the Securities and Exchange Commission on August 29, 2001.
                                                              File No. 333-39620
                                                                       811-07426
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                       [ ]
                                     ------
         Post-Effective Amendment No.   4                                  [X]
                                      ------


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.    86                                               [X]
                        ------

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               MARIANNE O'DOHERTY
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

  _____  Immediately upon filing pursuant to paragraph (b) of Rule 485
  __X__  On August 29, 2001 pursuant to paragraph (b) of Rule 485
  _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
  _____  on ____________, 2001 pursuant to paragraph (a)(1) of Rule 485
  _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24F-2(a) under the Investment Company Act of 1940, the registrant has registered an indefinite amount of securities.

                                 PARTS A AND B

The purpose of this post-effective amendment No. 4 to the registration statement on Form N-4 (File No. 333-39620) is to supplement the prospectus and statement of additional information for the Director SELECT Outlook variable annuity. This post-effective amendment does not supercede previous post-effective amendments filed with the Securities and Exchange Commission under this File No. 333-39620 to the extent such post-effective amendments register other prospectuses and statements of additional information that describe other variable annuities.

The Prospectus and Statement of Additional Information (including all financial statements therein) of the Director SELECT Outlook variable annuity are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 4, by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-39620), as filed on April 10, 2001 and declared effective on May 1, 2001.

A Supplement to the Prospectus, dated August 29, 2001 is included in Part A of this Post-Effective Amendment.

                            DIRECTOR SELECT OUTLOOK
                              SEPARATE ACCOUNT ONE
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

             SUPPLEMENT DATED AUGUST 29, 2001 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001

On July 27, 2001, shareholders approved a reorganization of Evergreen VA Perpetual International Fund which merged into Evergreen VA International Growth Fund. Effective August 3, 2001, all assets of Evergreen VA Perpetual International Fund were transferred to Evergreen VA International Growth Fund, and shareholders of Evergreen VA Perpetual International Fund received shares of Evergreen VA International Growth Fund.

As a result, if any of your Contract Value was allocated to the Evergreen VA Perpetual International Fund Sub-Account within your Contract, that Contract Value is now allocated to the Evergreen VA International Growth Fund Sub-Account, and the prospectus for your Contract is amended as follows.

All information relating to the Evergreen VA Perpetual International Fund and Sub-Account is removed from the prospectus and statement of additional information.

The following Sub-Account and underlying Fund is added in alphabetical order to the cover page of the prospectus:

- EVERGREEN VA INTERNATIONAL GROWTH FUND SUB-ACCOUNT which purchases shares of the Evergreen VA International Growth Fund of the Evergreen Variable Annuity Trust.

The Annual Fund Operating Expenses table in the Fee Table along with corresponding footnotes is replaced with the following:

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                           12B-1 DISTRIBUTION              TOTAL FUND
                                                              MANAGEMENT    AND/OR SERVICING     OTHER     OPERATING
                                                                 FEES           FEES (1)        EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------------
Evergreen VA Capital Growth Fund (2)                            0.80%             N/A            0.32%       1.12%
---------------------------------------------------------------------------------------------------------------------
Evergreen VA Foundation Fund                                    0.75%             N/A            0.17%       0.92%
---------------------------------------------------------------------------------------------------------------------
Evergreen VA Growth Fund (2)                                    0.70%             N/A            0.34%       1.04%
---------------------------------------------------------------------------------------------------------------------
Evergreen VA International Growth Fund (2)                      0.66%             N/A            0.86%       1.52%
---------------------------------------------------------------------------------------------------------------------
Evergreen VA Omega Fund                                         0.52%             N/A            0.16%       0.68%
---------------------------------------------------------------------------------------------------------------------
Evergreen VA Special Equity Fund (2)                            0.92%             N/A            0.25%       1.17%
---------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                      0.63%            0.18%           0.03%       0.84%
---------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                          0.49%            0.18%           0.03%       0.70%
---------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                          0.63%            0.18%           0.03%       0.84%
---------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                           0.65%            0.18%           0.03%       0.86%
---------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund (3)                                     0.85%            0.18%           0.10%       1.13%
---------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund (formerly Hartford
  International Advisers HLS Fund)                              0.76%            0.18%           0.09%       1.03%
---------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund (3)                     0.85%            0.18%           0.10%       1.13%
---------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund (3)                 0.85%            0.18%           0.10%       1.13%
---------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                                 0.85%            0.18%           0.05%       1.08%
---------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                0.75%            0.18%           0.06%       0.99%
---------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund                             0.85%            0.18%           0.07%       1.10%
---------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                             0.76%            0.18%           0.03%       0.97%
---------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                    0.77%            0.18%           0.04%       0.99%
---------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                         0.40%            0.18%           0.03%       0.61%
---------------------------------------------------------------------------------------------------------------------

HV-3295                                                                   1 of 3
333-39620

                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           12B-1 DISTRIBUTION              TOTAL FUND
                                                              MANAGEMENT    AND/OR SERVICING     OTHER     OPERATING
                                                                 FEES           FEES (1)        EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation HLS Fund (3)        0.85%            0.18%           0.15%       1.18%
---------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                   0.68%            0.18%           0.10%       0.96%
---------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund (3)               0.85%            0.18%           0.15%       1.18%
---------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund (4)                                    0.69%            0.18%           0.03%       0.90%
---------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund (3)                              0.83%            0.18%           0.08%       1.09%
---------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                  0.45%            0.18%           0.03%       0.66%
---------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                           0.45%            0.18%           0.03%       0.66%
---------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                                 0.71%            0.18%           0.03%       0.92%
---------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                         0.46%            0.18%           0.02%       0.66%
---------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund (3)                                     0.83%            0.18%           0.08%       1.09%
---------------------------------------------------------------------------------------------------------------------

(1) The Class IB shares of the Funds sponsored by Hartford are subject to fees imposed under a distribution plan (herein, the "Distribution Plan") adopted by the Funds pursuant to Rule 12b-1 of the 1940 Act. The Distribution Plan provides that the Funds sponsored by Hartford may pay annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares to certain distributors with respect to activities primarily intended to result in the sale of the Class IB shares. Hartford has agreed to waive 0.07% of this fee through at least April 30, 2002. Absent such waiver, the 12b-1 Distribution and/or Servicing Fees would be 0.25% and the Total Fund Operating Expenses would be as follows: Hartford Advisers HLS Fund -- 0.91%; Hartford Bond HLS Fund -- 0.77%; Hartford Capital Appreciation HLS Fund -- 0.91%; Hartford Dividend and Growth HLS Fund -- 0.93%; Hartford Focus HLS Fund -- 1.20%; Hartford Global Advisers HLS Fund -- 1.10%; Hartford Global Communications HLS Fund -- 1.20%; Hartford Global Financial Services HLS Fund -- 1.20%; Hartford Global Health HLS Fund -- 1.15%; Hartford Global Leaders HLS Fund -- 1.06%; Hartford Global Technology HLS Fund -- 1.17%; Hartford Growth and Income HLS Fund -- 1.04%; Hartford High Yield HLS
    Fund -- 1.06%; Hartford Index HLS Fund -- 0.68%; Hartford International Capital Appreciation HLS Fund -- 1.25%; Hartford International Opportunities HLS Fund -- 1.03%; Hartford International Small Company HLS Fund -- 1.25%; Hartford MidCap HLS Fund -- 0.97%; Hartford MidCap Value HLS Fund -- 1.16%; Hartford Money Market HLS Fund -- 0.73%; Hartford Mortgage Securities HLS Fund -- 0.73%; Hartford Small Company HLS Fund -- 0.99%; Hartford Stock HLS Fund -- 0.73%; Hartford Value HLS Fund -- 1.16%.

(2) From time to time, the Fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment adviser may cease these waivers or reimbursements at any time. Total Fund Operating Expenses do not reflect fee waivers and expense reimbursements.

(3) Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year.

(4) Effective at the close of the New York Stock Exchange on June 29, 2001, closed to new and subsequent Premium Payments and transfers of Contract Value.

The following is added in alphabetical order by Sub-Account to the Example at the end of the Fee Table:

                                        If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $86        $134       $162       $340       $30        $ 95       $161       $339
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $88        $138       $169       $354       $32        $ 99       $169       $353
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $88        $140       $172       $359       $32        $101       $171       $358
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $90        $144       $179       $373       $34        $105       $179       $372
-----------------------------------------------------------------------------------------------------------------------------

                                        If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
EVERGREEN VA INTERNATIONAL GROWTH FUND
--------------------------------------
  Without any optional benefits           $31        $ 95       $162       $340
--------------------------------------
  With Optional Death Benefit             $33        $100       $169       $354
--------------------------------------
  With Earnings Protection Benefit        $33        $101       $172       $359
--------------------------------------
  With both optional benefits             $35        $106       $179       $373
------------------------------------------------------------------------------------------

The first paragraph under "The Funds" in the "General Contract Information"
section is deleted and replaced with the following:

Evergreen VA Capital Growth Fund, Evergreen VA Foundation Fund, Evergreen VA Growth Fund, Evergreen VA International Growth Fund, Evergreen VA Omega Fund, and Evergreen VA Special Equity Fund are series of Evergreen Variable Annuity Trust, a Delaware business trust. Evergreen Investment Management Company, LLC is the investment adviser and is located at 200 Berkeley Street, Boston, MA 02116-5034.

HV-3295                                                                   2 of 3
333-39620

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The following is added to the "General Contract Information" section under the investment goals under "The Funds" in alphabetical order:

EVERGREEN VA INTERNATIONAL GROWTH FUND -- Seeks long-term growth of capital and secondarily, modest income. The Fund invests primarily in equity securities issued by established, quality non-U.S. companies located in countries with developed markets; however, the Fund may purchase securities across all market capitalizations.

In the Statement of Additional Information, under the "Performance Tables" section, the following is added in alphabetical order to the "Standardized Average Annual Total Return for the Year Ended December 31, 2000":

                                                              SUB-ACCOUNT                                               SINCE
SUB-ACCOUNT                                                  INCEPTION DATE       1 YEAR         5 YEAR    10 YEAR    INCEPTION
-------------------------------------------------------------------------------------------------------------------------------
Evergreen VA International Growth Fund                        08/17/1998          -15.24%         N/A        N/A       2.34%
-------------------------------------------------------------------------------------------------------------------------------

In the Statement of Additional Information, under the "Performance Tables" section, the following is added in alphabetical order to the "Non-Standardized Average Annual Total Return for the Year Ended December 31, 2000":

                                                                   FUND                                                 SINCE
SUB-ACCOUNT                                                   INCEPTION DATE       1 YEAR        5 YEAR    10 YEAR    INCEPTION
-------------------------------------------------------------------------------------------------------------------------------
Evergreen VA International Growth Fund                         08/17/1998          -6.42%         N/A        N/A       7.62%
-------------------------------------------------------------------------------------------------------------------------------

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3295                                                                   3 of 3
333-39620

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements included in Part A and Part B of the Registration Statement.

     (b)  (1)   Resolution of the Board of Directors of Hartford Life and
                Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)   Not applicable.

          (3)   (a)  Principal Underwriter Agreement.(2)

          (3)   (b)  Form of Dealer Agreement.(2)

          (4)   Form of Individual Flexible Premium Variable Annuity
                Contract.(3)

          (5)   Form of Application.(3)

          (6)   (a)  Certificate of Incorporation of Hartford.(4)

          (6)   (b)  Bylaws of Hartford.(4)

          (7)   Not applicable.

          (8)   Form of Fund Participation Agreement.(3)

          (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

          (10)  Consent of Arthur Andersen LLP, Independent Public Accountants.

          (11)  No financial statements are omitted.

          (12)  Not applicable.

          (13)  Not applicable.

          (14)  Not applicable.

          (15)  Copy of Power of Attorney.

          (16)  Organizational Chart.

----------------------------

        (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73568, dated May 1, 1995.

        (2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73568, dated
                  April 29, 1996.

        (3) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-39620 filed on September 6, 2000.

        (4) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.

Item 25.   Directors and Officers of the Depositor

------------------------ ------------------------------------------------------
NAME                     POSITION WITH HARTFORD
------------------------ ------------------------------------------------------
David A. Carlson         Vice President
------------------------ ------------------------------------------------------
Peter W. Cummins         Senior Vice President
------------------------ ------------------------------------------------------
Patrice Kelly-Ellis      Vice President
------------------------ ------------------------------------------------------
Bruce W. Ferris          Vice President
------------------------ ------------------------------------------------------
Timothy M. Fitch         Vice President and Actuary
------------------------ ------------------------------------------------------
Mary Jane B. Fortin      Vice President & Chief Accounting Officer
------------------------ ------------------------------------------------------
David T. Foy             Senior Vice President, Chief Financial Officer and
                         Treasurer, Director*
------------------------ ------------------------------------------------------
Lois W. Grady            Senior Vice President
------------------------ ------------------------------------------------------
Ryan Johnson             Vice President
------------------------ ------------------------------------------------------
Stephen T. Joyce         Senior Vice President
------------------------ ------------------------------------------------------
Michael D. Keeler        Vice President
------------------------ ------------------------------------------------------
Robert A. Kerzner        Executive Vice President
------------------------ ------------------------------------------------------
David N. Levenson        Senior Vice President
------------------------ ------------------------------------------------------
Joseph F. Mahoney        Vice President
------------------------ ------------------------------------------------------
Thomas M. Marra          President, Director*
------------------------ ------------------------------------------------------
Gary J. Miller           Vice President
------------------------ ------------------------------------------------------
Tom Nassiri              Vice President
------------------------ ------------------------------------------------------
Deanne Osgood            Vice President
------------------------ ------------------------------------------------------
Craig R. Raymond         Senior Vice President and Chief Actuary
------------------------ ------------------------------------------------------
Christine Hayer Repasy   Senior Vice President, General Counsel and Corporate
                         Secretary, Director*
------------------------ ------------------------------------------------------
Lowndes A. Smith         Chairman of the Board and Chief Executive Officer,
                         Director*
------------------------ ------------------------------------------------------
Joe M. Thomson           Senior Vice President
------------------------ ------------------------------------------------------
John C. Walters          Executive Vice President, Director*
------------------------ ------------------------------------------------------
David M. Znamierowski    Senior Vice President and Chief Investment Officer,
                         Director*
------------------------ ------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, Connecticut 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

          As of July 31, 2001, there were 362,261 Contract Owners.

Item 28.  Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable
            Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable
            Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable
            Account)
          Hartford Life Insurance Company - Separate Account Two (Variable
            Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ Variable
            Account)
          Hartford Life Insurance Company - Separate Account Ten, formerly known as Putnam Capital Manager Trust Separate Account
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten,
            formerly known as Putnam Capital Manager Trust Separate Account Two Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
          Hart Life Insurance Company - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
          Servus Life Insurance Company - Separate Account Two

     (b)  Directors and Officers of HSD

                                        Positions and Offices
               Name                       With Underwriter
              -----                       ----------------
          David A. Carlson          Vice President
          Peter W. Cummins          Senior Vice President
          Bruce W. Ferris           Vice President
          David T. Foy              Treasurer
          George R. Jay             Controller
          Ryan Johnson              Vice President
          Thomas M. Marra           President, Director
          Christine Hayer Repasy    Senior Vice President, General Counsel and
                                    Corporate Secretary
          Lowndes A. Smith          Chairman of the Board and
                                    Chief Executive Officer, Director
          John C. Walters           Executive Vice President, Director

          Unless otherwise indicated, the principal business address of each of the above individuals is P. O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                  SIGNATURES
                                  ----------

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 29th day of August, 2001.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE
          (Registrant)

*By:   Thomas M. Marra                             *By:  /s/ Marianne O'Doherty
     -----------------------------------------         -------------------------
       Thomas M. Marra, President                            Marianne O'Doherty
                                                             Attorney-in-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
          (Depositor)

*By:   Thomas M. Marra
     ----------------------------------------
       Thomas M. Marra, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Director*                By: /s/ Marianne O'Doherty
Christine Hayer Repasy, Senior Vice President,           ----------------------
     General Counsel and Corporate Secretary,                Marianne O'Doherty
     Director*                                               Attorney-in-Fact
Lowndes A. Smith, Chairman of the Board &
     Chief Executive Officer, Director *             Date: August 29, 2001
John C. Walters, Executive Vice President,
     Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*


333-39620

                               EXHIBIT INDEX


(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(10)     Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)     Copy of Power of Attorney.

(16)     Organizational Chart.